United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        November 10, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		63
						----

Form 13F Information Table Value Total:		$324,053
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Affirmative Ins Hldgs    COM            008272106          56     17,616  SH            SOLE                 17,616
Allstate Corporation	 COM		020002101      13,836	 300,000  SH	PUT	Sole		    300,000
American Comnty Ppty Tr  COM		02520N106       1,958    196,833  SH		SOLE                196,833
Amer Intl Group Inc      COM	        026874107         333    100,000  SH    CALL    SOLE                100,000
Anadarko Petroleum Corp  COM            032511107       2,426     50,000  SH            SOLE                 50,000
Avery Dennison Corp      COM            053611109       8,162    183,500  SH            SOLE                183,500
Avery Dennison Corp      COM            053611109      49,017  1,102,000  SH    CALL    SOLE              1,102,000
Baldwin & Lyons Inc      CL A           057755100          54      2,600  SH            SOLE                  2,600
Baldwin & Lyons Inc      CL B           057755209       1,116     46,543  SH            SOLE                 46,543
Bankunited Finl Corp     CL A           06652B103         382    502,200  SH    PUT     SOLE                502,200
Cablevision Sytms Corp   COM            12686C109      10,064    400,000  SH    CALL    SOLE                400,000
Capital One Finl. Corp   COM            14040H105      10,200    200,000  SH    CALL    SOLE                200,000
Chubb Corp               COM            171232101      12,698    231,000  SH    CALL    SOLE                231,000
Covidien Limited         COM            G2552X108       6,048    112,500  SH    CALL    SOLE                112,500
Devon Energy Corp New    COM            25179M103       2,280     25,000  SH            SOLE                 25,000
Devon Energy Corp New    COM            25179M103       5,472     60,000  SH    CALL    SOLE                 60,000
EBAY INC		 COM		278642103       1,343     60,000  SH    CALL	SOLE                 60,000
El Paso Corp             COM            28336L109       2,552    200,000  SH    CALL    SOLE                200,000
General Electric Co      COM            369604103       7,650    300,000  SH    CALL    SOLE                300,000
Goldman Sachs Group      COM            38141G104       2,560     20,000  SH    CALL    SOLE                 20,000
Greif Inc                CL B           397624206      14,323    274,500  SH            SOLE                274,500
HOME DEPOT INC		 COM		437076102	3,884    150,000  SH    CALL    SOLE                150,000
Indiana Community Banc.  COM            454674102          89      6,000  SH            SOLE                  6,000
Intuit Inc               COM            461202103       6,322    200,000  SH    CALL    SOLE                200,000
IPASS Inc                COM            46261V108         632    292,584  SH            SOLE                292,584
Korea Electric Power     ADR            500631106       2,310    186,450  SH            SOLE                186,450
Level 3 Communications   COM            52729N100       7,768  2,877,000  SH    CALL    SOLE              2,877,000
Liberty Global Inc       COM Ser A      530555101         323     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         299     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Int Com Ser A  53071M104       1,926    149,200  SH            SOLE                149,200
Liberty Media Hldg Corp  Cap Com Ser A  53071M302         319     23,840  SH            SOLE                 23,840
Loral Space & Comm       COM            543881106         850     57,581  SH            SOLE                 57,581
MBIA Inc                 COM            55262C100       5,236    440,000  SH    PUT     SOLE                440,000
MGIC Investment Corp     COM            552848103       1,055    150,000  SH    PUT     SOLE                150,000
MTR Gaming Group Inc     COM            553769100       5,227  1,574,493  SH            SOLE              1,574,493
Maxxam Inc               COM            577913106       1,409    101,358  SH            SOLE                101,358
Mod Pac Corp             COM            607495108         487    145,362  SH            SOLE                145,362
Presidential Life Corp   COM            740884101      14,165    897,096  SH            SOLE                897,096
Pulte Homes, Inc         COM            745867101       4,107    294,000  SH    PUT     SOLE                294,000
Redwood Trust Inc        COM            758075402         469     21,600  SH    Put     SOLE                 21,600
Rosetta Resources Inc    COM            777779307       1,561     85,000  SH            SOLE                 85,000
Rowan Companies Inc      COM            779382100       3,055    100,000  SH    CALL    SOLE                100,000
Sanfilippo John & Son    COM            800422107         760     89,222  SH            SOLE                 89,222
The E.W. Scripps Company COM CL A       811054402       3,185    450,500  SH            SOLE                450,500
Sprint Nextel Corp       COM            852061100       1,220    200,000  SH    CALL    SOLe                200,000
Telephone & Data Sys Inc COM            879433100       2,535     70,900  SH            SOLE                 70,900
Thornburg MTG Inc        COM            885218107          40     36,440  SH    PUT     SOLE                 36,400
Tyco Electronics Ltd     COM            G9144P105       3,112    112,500  SH    CALL    SOLE                112,500
Tyco International Ltd   COM            G9143X208       3,940    112,500  SH    CALL    SOLE                112,500
3M Company               COM            88579Y101       3,586     52,500  SH            SOLE                 52,500
3M Company               COM            88579Y101      17,078    250,000  SH    CALL    SOLE                250,000
United Technologies      COM            913017109       1,351     22,500  SH    CALL    SOLE                 22,500
Valassis Communications  COM            918866104       1,949    225,000  SH    PUT     SOLE                225,000
Verizon Communications   COM            92343V104       9,702    300,000  SH    CALL    SOLE                300,000
FairPont Communications  COM            305560104          26      3,000  SH    CALL    SOLE                  3,000
Waste Management Inc     COM            94106L109         897     28,500  SH            SOLE                 28,500
Waste Management Inc     COM            94106L109      21,177    672,500  SH    CALL    SOLE                672,500
Williams Companies Inc   COM            969457100       5,913    250,000  SH    CALL    SOLE                250,000
XTO Energy               COM            98385X106       6,465    125,000  SH    CALL    SOLE                125,000
Ingersoll-Rand Company   CL A           G4776G101       3,117    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104          88      7,300  SH            SOLE                  7,300
Seagate Technology       COM            G7945J104      15,174   1,252,000 SH    CALL    SOLE              1,252,000
UBS AG                   COM            H89231338       7,893    450,000  SH    PUT     SOLE                450,000
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